Equity - Earnings per share Basic (loss) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Apr. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic
Shares cancelled	428,595,552	300,000,000	200,000,000	350,000,000
Profit (loss) attributable to the owners of the parent					$ 126,885	$ 93,167	$ (129,461)
Weighted average number of outstanding common shares					116,527,000	80,699,000	1,874,000
Earnings (loss) per share in US Dollars					$ 1.09	$ 1.15	$ (69.08)